Label	Element	Value
American Funds Retirement Income Portfolio - Conservative SM
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001640102_SupplementTextBlock
American Funds Retirement Income Portfolio SeriesSM Prospectus Supplement November 27, 2015 (for prospectus dated November 1, 2015)

The "Fees and expenses of the fund" section of the prospectus for each of the funds listed below is amended by replacing the cumulative estimated expense example tables under the heading "Example" with the updated tables set forth below:

American Funds Retirement Income Portfolio – Conservative

Risk/Return [Heading]	rr_RiskReturnHeading	American Funds Retirement Income Portfolio - Conservative SM
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Keep this supplement with your prospectus.
American Funds Retirement Income Portfolio - Conservative SM | Class A
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 644
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	829
American Funds Retirement Income Portfolio - Conservative SM | Class R-4
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	68
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	253
American Funds Retirement Income Portfolio - Conservative SM | Class R-5
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	43
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	174
American Funds Retirement Income Portfolio - Conservative SM | Class R-6
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	41
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	168
American Funds Retirement Income Portfolio - Conservative SM | Class B
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	646
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	890
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	146
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	490
American Funds Retirement Income Portfolio - Conservative SM | Class C
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	245
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	487
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	145
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	487
American Funds Retirement Income Portfolio - Conservative SM | Class F-1
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	75
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	272
American Funds Retirement Income Portfolio - Conservative SM | Class F-2
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	49
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	193
American Funds Retirement Income Portfolio - Conservative SM | Class R-1
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	152
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	509
American Funds Retirement Income Portfolio - Conservative SM | Class R-2
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	164
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	546
American Funds Retirement Income Portfolio - Conservative SM | Class R-2E
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	123
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	475
American Funds Retirement Income Portfolio - Conservative SM | Class R-3
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	123
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	422
American Funds Retirement Income Portfolio - Conservative SM | Class R-5E
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	53
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 206